PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2010	2011

Digital display network equipment	$84,865	$81,403
Gas station display network equipment	8,666	14,422
Furniture and fixture	781	816
Computer and office equipment	2,185	2,455
Vehicle	1,075	1,038
Software	9,923	10,250
Property	2,332	2,446
Leasehold improvement	1,374	1,272
	111,201	114,102
Less: accumulated depreciation and amortization	(39,481)	(57,673)

	$71,720	$56,429

Depreciation and amortization expenses recorded for the years ended December 31, 2009, 2010 and 2011 were $13,900, $19,730 and $21,347, respectively.